Information concerning the Group's Consolidated Operations (Tables)	6 Months Ended
Jun. 30, 2022
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Revenues By Country of Origin and Other Income
Revenues by country of origin and other income

	For the six-month period ended June 30,
	2021	2022

	$ in thousands
From France	20,061	2,972
From USA (1)	16,716	73

Revenues	36,777	3,045

Research tax credit	4,272	3,544
Subsidies and other	1,532	7

Other income	5,804	3,551

Total revenues and other income	42,581	6,596

(1)	Revenues from USA concern Calyxt only.
Revenues by country of origin and other income

	For the three-month period ended June 30,
	2021	2022

	$ in thousands
From France (2)	(552)	1,307
From USA (1)	11,728	42

Revenues	11,176	1,348

Research tax credit	1,909	1,416
Subsidies and other	1,530	0

Other income	3,439	1,416

Total revenues and other income	14,615	2,765

(1)	Revenues from USA concern Calyxt only.
(2)
For the three months ended June, 2022 is mainly driven by the recognition of $1.0 million related a change of control of a licensee pursuant to the terms of the license agreement with Cellectis and amendment to the license agreement

Revenues by Nature
Revenues by nature

	For the six-month period ended June 30,
	2021	2022

	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues from collaboration agreements	20,014	2,530

Collaboration agreements	20,014	2,530

Licenses	—	276
Products & services	16,763	239

Total revenues	36,777	3,045

Revenues by nature

	For the three-month period ended June 30,
	2021	2022

	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues from collaboration agreements	(551)	998

Collaboration agreements	(551)	998

Licenses	(48)	158
Products & services	11,775	192

Total revenues	11,176	1,348

Details of Operating Expenses by Nature

	For the six-month period ended June 30,
Cost of revenue	2021	2022
Cost of goods sold	(18,706)	0
Royalty expenses	(1,194)	(714)

Cost of revenue	(19,899)	(714)

	For the six-month period ended June 30,
Research and development expenses	2021	2022
Wages and salaries	(20,863)	(23,400)
Social charges on stock option grants	(845)	32
Non-cash stock-based compensation expense	(4,530)	(3,554)

Personnel expenses	(26,237)	(26,923)

Purchases and external expenses	(30,897)	(22,578)
Other	(5,204)	(9,026)

Total research and development expenses	(62,338)	(58,527)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2021	2022
Wages and salaries	(9,183)	(6,262)
Social charges on stock option grants	(350)	(39)
Non-cash stock-based compensation expense	509	(2,731)

Personnel expenses	(9,024)	(9,033)

Purchases and external expenses	(6,419)	(5,910)
Other	(2,776)	(2,751)

Total selling, general and administrative expenses	(18,219)	(17,695)

	For the six-month period ended June 30,
Personnel expenses	2021	2022
Wages and salaries	(30,046)	(29,663)
Social charges on stock option grants	(1,195)	(8)
Non-cash stock-based compensation expense	(4,020)	(6,285)

Total personnel expenses	(35,261)	(35,956)

	For the three-month period ended June 30,
	2021	2022
Cost of goods sold	(11,375)	(0)
Royalty expenses	(380)	(329)

Cost of revenue	(11,754)	(329)

	For the three-month period ended June 30,
Research and development expenses	2021	2022
Wages and salaries	(9,986)	(11,120)
Social charges on free shares and stock option grants	(84)	39
Non-cash stock-based compensation expense	(2,819)	(1,894)

Personnel expenses	(12,888)	(12,975)

Purchases and external expenses	(15,845)	(11,626)
Other	(2,413)	(4,448)

Total research and development expenses	(31,147)	(29,048)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2021	2022
Wages and salaries	(3,206)	(3,073)
Social charges on free shares and stock option grants	(17)	7
Non-cash stock-based compensation expense	(1,172)	(1,484)

Personnel expenses	(4,395)	(4,549)

Purchases and external expenses	(3,600)	(2,523)
Other	(1,348)	(1,343)

Total selling, general and administrative expenses	(9,343)	(8,415)

	For the three-month period ended June 30,
Personnel expenses	2021	2022
Wages and salaries	(13,192)	(14,192)
Social charges on free shares and stock option grants	(100)	46
Non-cash stock-based compensation expense	(3,990)	(3,378)

Total personnel expenses	(17,283)	(17,524)

Summary of Key Performance Indicators by Reportable Segments
Details of key performance indicators by reportable segment for the six months period ended June 30

	For the six-month period ended June 30, 2021			For the six-month period ended June 30, 2022
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	16,716	20,061	36,777	73	2,972	3,045
External other income	1,528	4,276	5,804	—	3,551	3,551

External revenues and other income	18,244	24,337	42,581	73	6,523	6,596

Cost of revenue	(18,706)	(1,194)	(19,899)	—	(714)	(714)
Research and development expenses	(5,836)	(56,503)	(62,338)	(6,297)	(52,231)	(58,527)
Selling, general and administrative expenses	(7,528)	(10,691)	(18,219)	(6,801)	(10,893)	(17,695)
Other operating income and expenses	7	482	489	242	774	1,016

Total operating expenses	(32,063)	(67,905)	(99,968)	(12,856)	(63,064)	(75,920)

Operating income (loss) before tax	(13,818)	(43,569)	(57,387)	(12,783)	(56,541)	(69,324)

Net financial gain (loss)	(584)	1,015	431	5,900	9,213	15,113

Net income (loss)	(14,402)	(42,554)	(56,956)	(6,883)	(47,328)	(54,211)

Non-controlling interests	5,169	—	5,169	3,352	—	3,352

Net income (loss) attributable to shareholders of Cellectis	(9,233)	(42,554)	(51,787)	(3,531)	(47,328)	(50,858)

Depreciation and amortization	(1,218)	(5,954)	(7,173)	(1,316)	(9,434)	(10,749)
Additions to tangible and intangible assets	308	11,020	11,327	671	1,452	2,123
Details of key performance indicators by reportable segment for the three months period ended June, 30

	For the three-month period ended June 30, 2021			For the three-month period ended June 30, 2022
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	11,728	(552)	11,176	42	1,307	1,348
External other income	1,528	1,911	3,439	—	1,416	1,416

External revenues and other income	13,256	1,359	14,615	42	2,723	2,765

Cost of revenue	(11,337)	(418)	(11,754)	0	(329)	(329)
Research and development expenses	(2,810)	(28,336)	(31,147)	(3,419)	(25,630)	(29,048)
Selling, general and administrative expenses	(3,410)	(5,933)	(9,343)	(3,585)	(4,830)	(8,415)
Other operating income and expenses	31	118	150	198	753	951

Total operating expenses	(17,526)	(34,569)	(52,096)	(6,806)	(30,036)	(36,842)

Operating income (loss) before tax	(4,270)	(33,210)	(37,481)	(6,764)	(27,313)	(34,077)

Financial gain (loss)	(294)	(3,836)	(4,129)	6,322	8,301	14,623

Net income (loss)	(4,564)	(37,046)	(41,610)	(442)	(19,012)	(19,454)

Non controlling interests	1,691	—	1,691	506	—	506

Net income (loss) attributable to shareholders of Cellectis	(2,873)	(37,046)	(39,919)	64	(19,012)	(18,947)

Depreciation and amortization	(614)	(2,768)	(3,382)	(608)	(4,500)	(5,108)
Additions to tangible and intangible assets	39	4,688	4,727	308	870	1,178